Basis of Presentation - Summary of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Sprout Technologies Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sprout Technologies Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	100.00%
KamCan Products Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	KamCan Products Inc.
Jurisdiction of incorporation	British Columbia, Canada
Percentage ownership	100.00%
2011296 Alberta Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	2011296 Alberta Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	100.00%
Sundial Deutschland GmbH
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial Deutschland GmbH
Jurisdiction of incorporation	Germany
Percentage ownership	100.00%
Sundial Portugal, Unipessoal LDA
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial Portugal, Unipessoal LDA
Jurisdiction of incorporation	Portugal
Percentage ownership	100.00%
Pathway Rx Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Pathway Rx Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	50.00%
2082033 Alberta Ltd.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	2082033 Alberta Ltd.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	100.00%
SGI Managing Partner Inc.
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	SGI Managing Partner Inc.
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	100.00%
SGI Partnership
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	SGI Partnership
Jurisdiction of incorporation	Alberta, Canada
Percentage ownership	99.99%
Sundial U K Limited
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial UK Limited
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Project Seed Topco
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Project Seed Topco
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Project Seed Bidco
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Project Seed Bidco
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Bridge Farm Nurseries Limited
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Bridge Farm Nurseries Limited
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Neame Lea Nursery Limited
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Neame Lea Nursery Limited
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Neame Lea Marketing Limited
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Neame Lea Marketing Limited
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Neame Lea Fresh Limited
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Neame Lea Fresh Limited
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%
Zyon UK Flowers and Plants Limited
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Zyon UK Flowers and Plants Limited
Jurisdiction of incorporation	England and Wales
Percentage ownership	100.00%